GOODWILL	12 Months Ended
Jun. 30, 2021
GOODWILL
GOODWILL
NOTE 10 - GOODWILL
The changes in the carrying amount of goodwill are as follows:

	Operating segment
	Mechanical and electrical solutions	Industrial automation	Total
Balance as of July 1, 2019	$36,468	586	$37,054
Goodwill upon acquisition	—	958	958
Goodwill impairment charge	(35,767)	—	(35,767)
Translation adjustment	(701)	(84)	(785)

Balance as of June 30 , 2020	$—	1,460	$1,460

Translation adjustment	—	138	138
Balance as of June 30, 2021	$—	1,598	$1,598

Bond Group, as a component of the mechanical and electrical solutions operating segment, is considered to be a reporting unit for goodwill impairment purposes as Bond Group constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results of Bond Group. The amount of goodwill allocated to Bond Group was $35,767 as of June 30, 2020, before any impairment charges. The Company performed the two-step quantitative goodwill impairment test with the assistance of an independent third-party appraiser and estimated the fair value of the reporting unit using a discounted cash flow approach. As a result, the Company recorded a full impairment charge of US$35,767 attributable to the Bond Group reporting unit due to downward revision of forecasted future profits.
Management’s judgment and estimation is involved in forecasting the amount and timing of expected future cash flows and the underlying assumptions used in the discounted cash flow approach to determine the fair value of the Bond Group reporting unit. In particular, the fair value estimate was sensitive to significant assumptions, such as forecasted revenue growth rates, gross profit margins and discount rates. These significant assumptions are forward looking and could be materially affected by future market or global economic conditions.
The Company performed qualitative assessments with respect to Hollysys Industrial Software and Shandong Lukang, to determine if it is more likely than not that the fair values of Hollysys Industrial Software and Shandong Lukang are less than their carrying amounts. By identifying the most relevant drivers of fair value and significant events, and weighing the identified factors, the Company concluded that it was not more-likely-than-not that the fair value of these reporting units would be less than their carrying amounts as of June 30, 2021. Therefore, no further impairment testing for Hollysys Industrial Software and Shandong Lukang was required.